Schedule of investments
Delaware Corporate Bond Fund	April 30, 2019 (Unaudited)

	Principal amount°	Value (US $)
Convertible Bond – 0.34%
Cemex 3.72% exercise price $11.01, maturity date
3/15/20	2,760,000	$2,754,678
Total Convertible Bond (cost $2,708,835)		2,754,678

Corporate Bonds – 92.22%
Banking - 19.49%
Ally Financial 8.00% 11/1/31	1,840,000	2,364,400
Bank of America
3.458% 3/15/25 µ	5,920,000	5,983,932
5.625% 7/1/20	1,965,000	2,031,767
Bank of Montreal 3.30% 2/5/24	6,630,000	6,712,796
Barclays 8.00%µy	1,270,000	1,339,850
BB&T 3.875% 3/19/29	5,710,000	5,825,337
Citigroup 3.98% 3/20/30 µ	5,310,000	5,407,729
Compass Bank
2.875% 6/29/22	3,360,000	3,347,066
3.875% 4/10/25	3,955,000	3,966,305
Credit Suisse Group 144A 7.50%#µy	3,950,000	4,145,092
Fifth Third Bancorp 3.95% 3/14/28	1,860,000	1,933,661
Fifth Third Bank 3.85% 3/15/26	7,115,000	7,296,748
Goldman Sachs Group 6.00% 6/15/20	10,295,000	10,649,143
JPMorgan Chase & Co.
3.702% 5/6/30 µ	4,180,000	4,196,790
4.023% 12/5/24 µ	4,005,000	4,153,911
6.75%µy	4,000,000	4,433,800
KeyBank 3.40% 5/20/26	10,360,000	10,320,188
Morgan Stanley
3.958% (LIBOR03M + 1.22%) 5/8/24 •	3,455,000	3,506,923
4.431% 1/23/30 µ	1,610,000	1,703,310
5.00% 11/24/25	4,230,000	4,565,819
5.50% 1/26/20	3,105,000	3,166,155
PNC Bank 4.05% 7/26/28	3,035,000	3,181,173
PNC Financial Services Group 3.45% 4/23/29	4,060,000	4,103,635
Popular 6.125% 9/14/23	5,020,000	5,233,350
Regions Financial 3.80% 8/14/23	3,335,000	3,439,311
Royal Bank of Scotland Group
4.519% 6/25/24 µ	3,585,000	3,699,137
8.625%µy	3,555,000	3,830,513
Santander UK 144A 5.00% 11/7/23 #	3,765,000	3,922,189
SunTrust Banks 4.00% 5/1/25	2,575,000	2,692,783
SVB Financial Group 3.50% 1/29/25	655,000	651,896
UBS 7.625% 8/17/22	5,055,000	5,623,106

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Schedule of investments
Delaware Corporate Bond Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
UBS Group Funding Switzerland
6.875%µy	2,745,000	$2,840,883
7.125%µy	860,000	905,150
US Bancorp 3.375% 2/5/24	10,425,000	10,717,585
USB Capital IX 3.617% (LIBOR03M + 1.02%)y•	3,207,000	2,555,065
Wells Fargo Capital X 5.95% 12/15/36	5,645,000	6,367,504
Zions Bancorp
3.35% 3/4/22	250,000	252,255
4.50% 6/13/23	2,860,000	2,978,369
		160,044,626
Basic Industry - 5.73%
Anglo American Capital 144A 4.00% 9/11/27 #	1,115,000	1,096,872
BHP Billiton Finance USA 144A 6.25% 10/19/75 #µ	9,455,000	9,899,527
Braskem Netherlands Finance 144A 4.50% 1/10/28 #	3,635,000	3,575,931
DowDuPont
4.725% 11/15/28	1,990,000	2,171,580
5.419% 11/15/48	4,910,000	5,682,519
Equate Petrochemical 144A 3.00% 3/3/22 #	2,840,000	2,815,278
Georgia-Pacific 8.00% 1/15/24	4,345,000	5,299,915
RPM International 4.55% 3/1/29	2,965,000	3,033,532
SASOL Financing USA
5.875% 3/27/24	1,150,000	1,221,152
6.50% 9/27/28	1,165,000	1,278,669
Syngenta Finance
144A 3.933% 4/23/21 #	2,560,000	2,583,361
144A 4.441% 4/24/23 #	3,610,000	3,707,505
144A 5.182% 4/24/28 #	2,260,000	2,314,040
Westlake Chemical 4.375% 11/15/47	2,565,000	2,327,632
		47,007,513
Brokerage - 2.59%
E*TRADE Financial
3.80% 8/24/27	2,395,000	2,337,730
5.875%µy	3,105,000	3,213,675
Jefferies Group
4.15% 1/23/30	1,725,000	1,607,984
6.45% 6/8/27	5,627,000	6,206,908
6.50% 1/20/43	1,575,000	1,644,345
Lazard Group
3.625% 3/1/27	2,260,000	2,211,717
3.75% 2/13/25	1,075,000	1,085,421
4.375% 3/11/29	2,890,000	2,954,150
		21,261,930

2 NQ-460 [4/19] 6/19 (869640)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Capital Goods - 1.62%
Allegion US Holding 3.55% 10/1/27	1,666,000	$1,581,283
Anixter 144A 6.00% 12/1/25 #	1,570,000	1,672,050
Crown Americas 4.75% 2/1/26	1,115,000	1,135,906
General Electric 5.55% 5/4/20	395,000	404,992
Ingersoll-Rand Luxembourg Finance
3.50% 3/21/26	970,000	976,328
3.80% 3/21/29	4,135,000	4,175,350
nVent Finance 4.55% 4/15/28	3,375,000	3,388,584
		13,334,493
Communications - 14.16%
Altice France 144A 6.25% 5/15/24 #	2,020,000	2,078,075
AMC Networks 4.75% 8/1/25	2,450,000	2,442,872
American Tower Trust I 144A 3.07% 3/15/23 #	2,726,000	2,720,352
AT&T 4.35% 3/1/29	5,820,000	6,022,462
CCO Holdings
144A 5.125% 5/1/23 #	870,000	893,925
144A 5.50% 5/1/26 #	2,565,000	2,653,494
144A 5.875% 4/1/24 #	335,000	350,815
Charter Communications Operating 5.05% 3/30/29	6,470,000	6,857,468
Crown Castle International
4.30% 2/15/29	7,580,000	7,836,334
5.25% 1/15/23	2,580,000	2,771,711
Crown Castle Towers 144A 3.663% 5/15/25 #	4,035,000	4,096,100
CSC Holdings 144A 5.375% 2/1/28 #	2,720,000	2,771,000
Discovery Communications 5.20% 9/20/47	3,120,000	3,113,489
Fox 144A 5.576% 1/25/49 #	6,065,000	6,898,847
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	2,130,000	2,108,275
Myriad International Holdings 144A 4.85% 7/6/27 #	1,585,000	1,654,783
Rogers Communications 4.35% 5/1/49	2,620,000	2,653,765
SBA Tower Trust 144A 2.898% 10/15/19 #	3,005,000	3,002,012
Sprint Spectrum
144A 3.36% 9/20/21 #	2,421,875	2,421,875
144A 4.738% 3/20/25 #	4,195,000	4,284,144
Telefonica Emisiones 5.52% 3/1/49	6,270,000	6,738,928
Time Warner Cable 7.30% 7/1/38	8,125,000	9,520,750
Time Warner Entertainment 8.375% 3/15/23	4,965,000	5,826,346
Verizon Communications
144A 4.016% 12/3/29 #	2,120,000	2,215,364
4.50% 8/10/33	6,590,000	7,078,743
4.522% 9/15/48	3,405,000	3,537,952
Viacom 4.375% 3/15/43	6,430,000	5,846,342
Vodafone Group 7.00% 4/4/79 µ	1,615,000	1,699,633

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Schedule of investments
Delaware Corporate Bond Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Warner Media 4.85% 7/15/45	6,010,000	$6,156,701
		116,252,557
Consumer Cyclical - 3.60%
Best Buy 4.45% 10/1/28	2,235,000	2,281,579
Dollar Tree 3.70% 5/15/23	2,320,000	2,359,232
General Motors Financial
4.35% 4/9/25	7,425,000	7,580,166
5.25% 3/1/26	2,150,000	2,277,340
Lowe’s
4.05% 5/3/47	2,000,000	1,882,660
4.55% 4/5/49	4,575,000	4,649,409
Royal Caribbean Cruises 3.70% 3/15/28	6,170,000	5,980,633
Target 3.375% 4/15/29	2,485,000	2,522,074
		29,533,093
Consumer Non-Cyclical - 5.26%
Altria Group 4.80% 2/14/29	3,230,000	3,352,719
Anheuser-Busch InBev Worldwide
144A 3.65% 2/1/26 #	5,925,000	5,955,779
4.75% 1/23/29	3,435,000	3,677,995
Aramark Services 144A 5.00% 2/1/28 #	950,000	969,285
Cigna 144A 4.125% 11/15/25 #	7,870,000	8,141,965
CVS Health 5.05% 3/25/48	3,745,000	3,708,249
Eli Lilly & Co.
3.375% 3/15/29	1,420,000	1,451,984
3.95% 3/15/49	900,000	915,656
IHS Markit
3.625% 5/1/24	2,705,000	2,717,037
4.25% 5/1/29	2,005,000	2,008,449
Mars
144A 3.875% 4/1/39 #	850,000	846,322
144A 3.95% 4/1/49 #	3,810,000	3,772,183
Reynolds American 6.875% 5/1/20	1,435,000	1,489,439
Teva Pharmaceutical Finance Netherlands III
6.75% 3/1/28	1,915,000	1,974,177
Universal Health Services 144A 4.75% 8/1/22 #	2,170,000	2,194,695
		43,175,934
Electric - 11.07%
AEP Texas 4.15% 5/1/49	4,150,000	4,177,785
AES 4.50% 3/15/23	2,094,000	2,133,053
Ausgrid Finance
144A 3.85% 5/1/23 #	2,000,000	2,040,553
144A 4.35% 8/1/28 #	2,750,000	2,844,296

4 NQ-460 [4/19] 6/19 (869640)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Avangrid 3.15% 12/1/24	3,485,000	$3,444,638
CenterPoint Energy 6.125%µy	3,230,000	3,300,543
Cleveland Electric Illuminating 5.50% 8/15/24	4,605,000	5,032,122
ComEd Financing III 6.35% 3/15/33	4,635,000	4,814,514
Dominion Energy
3.90% 10/1/25	3,635,000	3,783,431
4.60% 3/15/49	1,245,000	1,290,729
DPL 144A 4.35% 4/15/29 #	1,215,000	1,224,821
DTE Electric 3.95% 3/1/49	6,185,000	6,313,898
Duke Energy Ohio 3.65% 2/1/29	1,520,000	1,574,982
Emera 6.75% 6/15/76 µ	5,600,000	6,034,476
Enel 144A 8.75% 9/24/73 #µ	1,125,000	1,265,625
Entergy Arkansas 4.20% 4/1/49	5,940,000	6,191,954
FirstEnergy Transmission 144A 4.55% 4/1/49 #	4,430,000	4,539,856
Interstate Power & Light 4.10% 9/26/28	3,500,000	3,684,497
IPALCO Enterprises 3.70% 9/1/24	2,075,000	2,100,308
Louisville Gas & Electric 4.25% 4/1/49	3,300,000	3,484,805
MidAmerican Energy 4.25% 7/15/49	4,100,000	4,386,972
National Rural Utilities Cooperative Finance
5.25% 4/20/46 µ	3,235,000	3,299,778
NextEra Energy Capital Holdings
3.15% 4/1/24	2,935,000	2,947,700
5.65% 5/1/79 µ	665,000	677,036
NV Energy 6.25% 11/15/20	2,975,000	3,129,210
PacifiCorp 3.50% 6/15/29	4,070,000	4,158,132
Southern California Edison
4.20% 3/1/29	840,000	866,537
4.875% 3/1/49	2,000,000	2,128,955
		90,871,206
Energy - 11.60%
AmeriGas Partners 5.75% 5/20/27	3,156,000	3,274,350
Brooklyn Union Gas 144A 3.865% 3/4/29 #	6,540,000	6,768,133
Continental Resources 3.80% 6/1/24	4,815,000	4,870,311
Enbridge
6.00% 1/15/77 µ	3,600,000	3,610,494
6.25% 3/1/78 µ	1,810,000	1,839,413
Enbridge Energy Partners
4.375% 10/15/20	770,000	785,681
5.50% 9/15/40	1,320,000	1,481,853
Energy Transfer Operating
5.25% 4/15/29	185,000	199,390

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Schedule of investments
Delaware Corporate Bond Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Energy Transfer Operating
6.00% 6/15/48	1,365,000	$1,485,385
6.25% 4/15/49	1,445,000	1,627,883
6.625%µy	5,105,000	4,858,505
Husky Energy 4.40% 4/15/29	3,960,000	4,034,609
Marathon Oil 4.40% 7/15/27	5,540,000	5,735,216
MPLX
4.875% 12/1/24	7,875,000	8,413,815
5.50% 2/15/49	1,015,000	1,098,135
Newfield Exploration 5.625% 7/1/24	1,345,000	1,470,923
Noble Energy
3.90% 11/15/24	2,315,000	2,364,927
4.95% 8/15/47	4,370,000	4,494,518
NuStar Logistics 5.625% 4/28/27	2,585,000	2,593,918
ONEOK 7.50% 9/1/23	4,985,000	5,764,560
Petrobras Global Finance 7.25% 3/17/44	2,560,000	2,713,920
Petroleos Mexicanos 6.75% 9/21/47	1,310,000	1,209,785
Sabine Pass Liquefaction
5.625% 3/1/25	3,825,000	4,196,570
5.75% 5/15/24	5,964,000	6,548,989
Saudi Arabian Oil
144A 4.25% 4/16/39 #	1,995,000	1,950,786
144A 4.375% 4/16/49 #	1,495,000	1,461,001
Schlumberger Holdings 144A 4.30% 5/1/29 #	5,445,000	5,627,189
Targa Resources Partners 5.875% 4/15/26	2,370,000	2,501,091
Transcanada Trust 5.875% 8/15/76 µ	2,245,000	2,302,057
		95,283,407
Finance Companies - 3.23%
AerCap Global Aviation Trust 144A 6.50% 6/15/45 #µ	3,095,000	3,172,375
AerCap Ireland Capital 3.65% 7/21/27	2,310,000	2,199,446
Aviation Capital Group 144A 4.375% 1/30/24 #	2,670,000	2,740,794
Avolon Holdings Funding
144A 3.625% 5/1/22 #	800,000	802,640
144A 3.95% 7/1/24 #	3,135,000	3,119,701
144A 4.375% 5/1/26 #	1,695,000	1,687,101
Depository Trust & Clearing 144A 4.875%#µy	6,000,000	6,031,290
GE Capital International Funding Co. Unlimited
4.418% 11/15/35	4,250,000	3,968,816
International Lease Finance 8.625% 1/15/22	2,500,000	2,837,842
		26,560,005
Insurance - 4.21%
AXA Equitable Holdings 5.00% 4/20/48	6,100,000	6,063,654

6 NQ-460 [4/19] 6/19 (869640)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)
Brighthouse Financial
3.70% 6/22/27	1,590,000	$1,472,974
4.70% 6/22/47	2,685,000	2,210,011
Harborwalk Funding Trust 144A 5.077% 2/15/69 #µ	1,695,000	1,789,945
Marsh & McLennan 4.375% 3/15/29	5,800,000	6,205,164
MetLife 144A 9.25% 4/8/38 #	2,160,000	2,962,850
Pine Street Trust I 144A 4.572% 2/15/29 #	375,000	381,613
Prudential Financial 4.35% 2/25/50	5,985,000	6,298,178
Swiss Re Finance Luxembourg 144A 5.00% 4/2/49 #µ	1,000,000	1,033,550
Voya Financial 4.70% 1/23/48 µ	3,390,000	2,985,987
Willis North America 4.50% 9/15/28	1,120,000	1,167,799
XLIT 5.054% (LIBOR03M + 2.46%)y•	2,042,000	1,989,347
		34,561,072
Real Estate Investment Trusts - 2.36%
Corporate Office Properties 5.25% 2/15/24	5,730,000	6,043,302
Host Hotels & Resorts 3.75% 10/15/23	2,945,000	2,957,701
Kilroy Realty 3.45% 12/15/24	2,965,000	2,957,103
LifeStorage 3.50% 7/1/26	2,745,000	2,651,834
Public Storage 3.385% 5/1/29	2,525,000	2,540,648
WP Carey 4.60% 4/1/24	2,120,000	2,206,606
		19,357,194
Technology - 4.84%
Broadcom
3.50% 1/15/28	2,755,000	2,541,853
144A 4.25% 4/15/26 #	2,130,000	2,108,992
KLA-Tencor 4.10% 3/15/29	1,675,000	1,723,034
Marvell Technology Group 4.875% 6/22/28	4,680,000	4,894,954
Microchip Technology
144A 3.922% 6/1/21 #	1,335,000	1,354,764
144A 4.333% 6/1/23 #	9,520,000	9,787,597
NXP
144A 4.125% 6/1/21 #	1,935,000	1,975,267
144A 4.875% 3/1/24 #	7,660,000	8,114,391
SS&C Technologies 144A 5.50% 9/30/27 #	2,035,000	2,090,963
Tencent Holdings 144A 3.975% 4/11/29 #	1,770,000	1,786,517
Texas Instruments 3.875% 3/15/39	3,330,000	3,401,945
		39,780,277
Transportation - 2.06%
DAE Funding
144A 4.50% 8/1/22 #	540,000	546,750
144A 5.00% 8/1/24 #	540,000	557,550
144A 5.25% 11/15/21 #	2,030,000	2,095,975

	NQ-460 [4/19] 6/19 (869640) 7

Schedule of investments
Delaware Corporate Bond Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Transportation (continued)
FedEx 4.05% 2/15/48	8,845,000	$7,928,877
United Airlines 2019-1 Class AA Pass-Through Trust
4.15% 8/25/31 ◆	2,220,000	2,284,486
United Parcel Service 3.40% 3/15/29	3,440,000	3,507,664
		16,921,302
Utilities - 0.40%
Aqua America 4.276% 5/1/49	3,270,000	3,283,804
		3,283,804
Total Corporate Bonds (cost $742,660,565)		757,228,413

Municipal Bonds – 1.20%
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior Turbo) Series A-2 5.875% 6/1/47	2,195,000	2,083,873
Los Angeles, California Department of Water & Power
Revenue
(Federally Taxable - Direct Payment - Build America
Bonds) Series D 6.574% 7/1/45	5,365,000	7,744,163
Total Municipal Bonds (cost $7,479,150)		9,828,036

Loan Agreements – 1.80%
Altice France Tranche B13 1st Lien 6.473% (LIBOR01M +
4.00%) 8/14/26 •	2,487,500	2,450,188
BWAY Holding Tranche B 1st Lien 5.854% (LIBOR03M +
3.25%) 4/3/24 •	2,481,061	2,455,630
First Data 1st Lien 4.481% (LIBOR01M + 2.00%) 4/26/24 •	2,500,000	2,502,518
Stars Group Holdings Tranche B 1st Lien 6.101%
(LIBOR03M + 3.50%) 7/10/25 •	2,411,320	2,425,783
Unitymedia Finance Tranche E 1st Lien 4.473%
(LIBOR01M + 2.00%) 6/1/23 •	2,500,000	2,497,070
USI Tranche B 1st Lien 5.601% (LIBOR03M + 3.00%)
5/16/24 •	2,481,108	2,464,981
Total Loan Agreements (cost $14,771,166)		14,796,170

	Number of shares
Convertible Preferred Stock – 0.60%
A Schulman 6.00% exercise price $52.33 y	2,808	2,857,140
El Paso Energy Capital Trust I 4.75% exercise price
$34.49, maturity date 3/31/28	40,543	2,073,774
Total Convertible Preferred Stock (cost $4,943,706)		4,930,914

Preferred Stock – 0.66%
Bank of America 6.50% µ	2,610,000	2,860,430

8 NQ-460 [4/19] 6/19 (869640)

	Number of shares	Value (US $)
Preferred Stock (continued)
GMAC Capital Trust I 8.303% (LIBOR03M + 5.785%)•	50,000	$1,315,000
Morgan Stanley 5.55% µ	895,000	914,882
USB Realty 144A 3.744% (LIBOR03M + 1.147%)#•	400,000	345,750
Total Preferred Stock (cost $4,840,625)		5,436,062

Short-Term Investments – 2.66%
Money Market Mutual Funds - 2.66%
BlackRock FedFund - Institutional Shares (seven-day
effective yield 2.33%)	4,375,554	4,375,554
Fidelity Investments Money Market Government Portfolio -
Class I (seven-day effective yield 2.31%)	4,375,554	4,375,554
GS Financial Square Government Fund - Institutional
Shares (seven-day effective yield 2.36%)	4,375,554	4,375,554
Morgan Stanley Government Portfolio - Institutional Share
Class (seven-day effective yield 2.34%)	4,375,554	4,375,554
State Street Institutional US Government Money Market
Fund - Investor Class (seven-day effective yield 2.29%)	4,375,554	4,375,554
Total Short-Term Investments (cost $21,877,770)		21,877,770

Total Value of Securities – 99.48%
(cost $799,281,817)		816,852,043
Receivables and Other Assets Net of Liabilities – 0.52% ★		4,297,649
Net Assets Applicable to 142,370,798 Shares Outstanding – 100.00%		$821,149,692

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At April 30, 2019, the aggregate value of Rule 144A securities was $177,969,770, which represents
21.67% of the Fund’s net assets.
◆ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
★ Includes $250,000 cash collateral held for futures contracts as of April 30, 2019.

° Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

µ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2019.
Rate will reset at a future date.
y No contractual maturity date.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at
April 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M,
LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on

NQ-460 [4/19] 6/19 (869640) 9

Schedule of investments

Delaware Corporate Bond Fund

a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

The following futures contracts were outstanding at April 30, 2019:

Futures Contracts

Variation
		Notional		Value/	Margin
	Notional	Cost	Expiration	Unrealized	Due from
Contracts to Buy (Sell)	Amount	(Proceeds)	Date	Appreciation	Brokers

86 US Treasury Long Bonds	$12,682,312	$12,512,328	6/19/19	$169,984	$234,484

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amount presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the
Fund’s net assets.

Summary of abbreviations:
ICE – Intercontinental Exchange
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
USD – US Dollar

10 NQ-460 [4/19] 6/19 (869640)

Schedule of investments
Delaware Extended Duration Bond Fund	April 30, 2019 (Unaudited)

	Principal amount°	Value (US $)
Convertible Bond – 0.34%
Cemex 3.72% exercise price $11.01, maturity date
3/15/20	2,176,000	$2,171,804
Total Convertible Bond (cost $2,135,599)		2,171,804

Corporate Bonds – 87.67%
Banking - 8.39%
Ally Financial 8.00% 11/1/31	595,000	764,575
Bank of America 4.33% 3/15/50 µ	3,445,000	3,562,403
Barclays 8.00%µy	990,000	1,044,450
Citigroup 3.98% 3/20/30 µ	4,170,000	4,246,748
Credit Suisse Group 144A 6.25%#µy	1,147,000	1,173,062
Fifth Third Bank 3.85% 3/15/26	5,000,000	5,127,721
JPMorgan Chase & Co.
3.702% 5/6/30 µ	8,210,000	8,242,977
6.75%µy	1,500,000	1,662,675
KeyBank 6.95% 2/1/28	2,467,000	3,001,568
Lloyds Banking Group 4.344% 1/9/48	2,170,000	2,028,375
Morgan Stanley
4.375% 1/22/47	5,120,000	5,328,389
4.457% 4/22/39 µ	1,095,000	1,143,195
5.00% 11/24/25	1,450,000	1,565,115
UBS 7.625% 8/17/22	4,020,000	4,471,788
UBS Group Funding Switzerland 6.875%µy	2,600,000	2,690,818
US Bancorp 5.125%µy	2,805,000	2,876,065
USB Capital IX 3.617% (LIBOR03M + 1.02%)y•	810,000	645,339
Wells Fargo Capital X 5.95% 12/15/36	3,245,000	3,660,328
		53,235,591
Basic Industry - 5.00%
Anglo American Capital 144A 4.00% 9/11/27 #	605,000	595,164
Barrick North America Finance 5.75% 5/1/43	1,825,000	2,101,265
BHP Billiton Finance USA 144A 6.25% 10/19/75 #µ	1,248,000	1,306,675
Braskem Netherlands Finance 144A 4.50% 1/10/28 #	2,070,000	2,036,363
DowDuPont
4.725% 11/15/28	1,540,000	1,680,519
5.419% 11/15/48	3,550,000	4,108,542
Georgia-Pacific 8.00% 1/15/24	3,280,000	4,000,857
Newmont Goldcorp 144A 5.45% 6/9/44 #	2,155,000	2,375,363
Nucor 4.40% 5/1/48	5,065,000	5,236,869
RPM International 4.25% 1/15/48	3,115,000	2,712,135
Westlake Chemical 4.375% 11/15/47	6,115,000	5,549,111
		31,702,863

NQ-464 [4/19] 6/19 (869653) 1

Schedule of investments
Delaware Extended Duration Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Brokerage - 2.14%
Jefferies Group
6.45% 6/8/27	2,640,000	$2,912,073
6.50% 1/20/43	1,985,000	2,072,397
Lazard Group
3.75% 2/13/25	655,000	661,350
4.50% 9/19/28	2,675,000	2,768,685
Legg Mason 5.625% 1/15/44	5,000,000	5,177,533
		13,592,038
Capital Goods - 5.26%
Ingersoll-Rand Luxembourg Finance 4.50% 3/21/49	2,065,000	2,079,856
Martin Marietta Materials 4.25% 12/15/47	4,555,000	4,041,405
Northrop Grumman 4.03% 10/15/47	6,910,000	6,816,942
Snap-on 4.10% 3/1/48	5,415,000	5,613,694
United Technologies 4.625% 11/16/48	6,290,000	6,697,554
Valmont Industries 5.00% 10/1/44	8,570,000	8,100,385
		33,349,836
Communications - 10.41%
AT&T
4.35% 3/1/29	3,365,000	3,482,059
4.85% 3/1/39	2,440,000	2,500,133
Charter Communications Operating 5.375% 4/1/38	3,170,000	3,261,618
Comcast 4.70% 10/15/48	3,455,000	3,764,435
Crown Castle International 5.20% 2/15/49	5,415,000	5,783,771
Deutsche Telekom International Finance 8.75% 6/15/30	1,335,000	1,865,513
Discovery Communications 5.20% 9/20/47	2,410,000	2,404,971
Fox 144A 5.576% 1/25/49 #	4,745,000	5,397,367
Myriad International Holdings 144A 4.85% 7/6/27 #	975,000	1,017,926
Rogers Communications 4.35% 5/1/49	5,320,000	5,388,561
Telefonica Emisiones 5.52% 3/1/49	4,885,000	5,250,345
Time Warner Cable
6.75% 6/15/39	2,105,000	2,353,613
7.30% 7/1/38	5,265,000	6,169,446
Verizon Communications
4.50% 8/10/33	5,085,000	5,462,126
4.522% 9/15/48	2,605,000	2,706,715
Viacom 4.375% 3/15/43	3,795,000	3,450,524
Vodafone Group 7.00% 4/4/79 µ	1,265,000	1,331,292
Warner Media 4.85% 7/15/45	4,310,000	4,415,205
		66,005,620
Consumer Cyclical - 3.59%
General Motors
5.15% 4/1/38	2,450,000	2,366,023

2 NQ-464 [4/19] 6/19 (869653)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
General Motors
5.95% 4/1/49	420,000	$434,449
6.75% 4/1/46	2,805,000	3,115,119
Home Depot 4.50% 12/6/48	7,105,000	7,785,201
Lowe’s 4.05% 5/3/47	4,630,000	4,358,358
Marriott International 4.50% 10/1/34	4,610,000	4,706,437
		22,765,587
Consumer Non-Cyclical - 6.72%
Amgen 4.563% 6/15/48	3,955,000	3,990,560
Anheuser-Busch InBev Worldwide 144A 4.90% 2/1/46 #	6,690,000	6,794,450
Cigna 144A 4.90% 12/15/48 #	8,440,000	8,551,924
Conagra Brands 5.40% 11/1/48	4,605,000	4,801,485
CVS Health 4.78% 3/25/38	3,785,000	3,692,151
Eli Lilly & Co. 3.95% 3/15/49	1,935,000	1,968,661
Mars
144A 3.875% 4/1/39 #	670,000	667,101
144A 3.95% 4/1/49 #	6,215,000	6,153,312
Merck & Co. 4.00% 3/7/49	2,630,000	2,701,133
Pernod Ricard 144A 5.50% 1/15/42 #	2,900,000	3,317,093
		42,637,870
Electric - 17.67%
AEP Texas 3.80% 10/1/47	3,800,000	3,617,385
Alabama Power
3.70% 12/1/47	4,110,000	3,933,950
4.30% 7/15/48	2,630,000	2,796,549
American Transmission Systems 144A 5.00% 9/1/44 #	5,110,000	5,622,151
Appalachian Power
4.40% 5/15/44	1,910,000	1,963,591
4.50% 3/1/49	3,685,000	3,895,183
Arizona Public Service
4.20% 8/15/48	2,720,000	2,771,943
4.25% 3/1/49	2,790,000	2,893,285
Baltimore Gas & Electric 3.75% 8/15/47	2,580,000	2,494,256
Berkshire Hathaway Energy 3.80% 7/15/48	5,185,000	4,975,993
Black Hills 4.20% 9/15/46	4,745,000	4,557,565
ComEd Financing III 6.35% 3/15/33	2,630,000	2,731,860
Dominion Energy 4.60% 3/15/49	975,000	1,010,812
DTE Electric
3.75% 8/15/47	3,675,000	3,614,977
3.95% 3/1/49	1,395,000	1,424,072
Duke Energy 3.95% 8/15/47	3,240,000	3,107,175
Duke Energy Ohio 3.70% 6/15/46	1,000,000	965,265

	NQ-464 [4/19] 6/19 (869653) 3

Schedule of investments
Delaware Extended Duration Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Emera 6.75% 6/15/76 µ	3,445,000	$3,712,280
Entergy Arkansas 4.95% 12/15/44	2,765,000	2,890,578
Entergy Louisiana
4.00% 3/15/33	1,885,000	1,979,824
4.95% 1/15/45	125,000	130,826
FirstEnergy Transmission 144A 4.55% 4/1/49 #	710,000	727,607
Louisville Gas & Electric 4.25% 4/1/49	4,520,000	4,773,126
MidAmerican Energy 4.25% 7/15/49	2,420,000	2,589,383
National Rural Utilities Cooperative Finance
5.25% 4/20/46 µ	935,000	953,722
NextEra Energy Capital Holdings 5.65% 5/1/79 µ	2,840,000	2,891,403
Oglethorpe Power 144A 5.05% 10/1/48 #	2,580,000	2,890,652
Oklahoma Gas & Electric 3.85% 8/15/47	4,500,000	4,271,056
PPL Capital Funding 4.00% 9/15/47	3,630,000	3,402,807
Southern California Edison 4.125% 3/1/48	3,245,000	3,077,466
Southwestern Public Service
3.70% 8/15/47	3,165,000	3,026,399
4.40% 11/15/48	5,115,000	5,473,859
Tampa Electric 4.20% 5/15/45	2,175,000	2,103,094
Tucson Electric Power 4.85% 12/1/48	4,150,000	4,582,373
Union Electric 4.00% 4/1/48	5,315,000	5,434,669
Virginia Electric & Power
3.80% 9/15/47	1,750,000	1,692,677
4.60% 12/1/48	2,815,000	3,094,798
		112,074,611
Energy - 8.42%
Enbridge
6.00% 1/15/77 µ	3,380,000	3,389,853
6.25% 3/1/78 µ	1,060,000	1,077,225
Enbridge Energy Partners 5.50% 9/15/40	1,392,000	1,562,681
Energy Transfer Operating 6.25% 4/15/49	3,940,000	4,438,656
Energy Transfer Partners 6.00% 6/15/48	1,730,000	1,882,575
Eni 144A 5.70% 10/1/40 #	3,450,000	3,677,159
Enterprise Products Operating 4.80% 2/1/49	4,360,000	4,645,758
Marathon Oil 4.40% 7/15/27	3,035,000	3,141,946
MPLX
4.80% 2/15/29	2,085,000	2,218,861
5.50% 2/15/49	4,685,000	5,068,731
Newfield Exploration 5.625% 7/1/24	1,275,000	1,394,369
Noble Energy
4.95% 8/15/47	4,800,000	4,936,770
5.05% 11/15/44	1,785,000	1,848,015

4 NQ-464 [4/19] 6/19 (869653)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Petrobras Global Finance 7.25% 3/17/44	1,595,000	$1,690,899
Petroleos Mexicanos 6.75% 9/21/47	1,040,000	960,440
Sabine Pass Liquefaction
5.625% 3/1/25	3,010,000	3,302,399
5.75% 5/15/24	1,655,000	1,817,333
5.875% 6/30/26	2,060,000	2,295,235
Saudi Arabian Oil
144A 4.25% 4/16/39 #	1,550,000	1,515,648
144A 4.375% 4/16/49 #	1,160,000	1,133,619
Transcanada Trust 5.875% 8/15/76 µ	1,400,000	1,435,581
		53,433,753
Finance Companies - 1.24%
AerCap Global Aviation Trust 144A 6.50% 6/15/45 #µ	1,760,000	1,804,000
Depository Trust & Clearing 144A 4.875%#µy	3,000,000	3,015,645
GE Capital International Funding Co. Unlimited
4.418% 11/15/35	3,270,000	3,053,654
		7,873,299
Insurance - 10.31%
Alleghany 4.90% 9/15/44	3,525,000	3,588,652
AXA Equitable Holdings 5.00% 4/20/48	5,000,000	4,970,209
Berkshire Hathaway Finance
4.20% 8/15/48	6,325,000	6,563,826
4.25% 1/15/49	1,150,000	1,206,417
Brighthouse Financial 4.70% 6/22/47	6,335,000	5,214,309
Harborwalk Funding Trust 144A 5.077% 2/15/69 #µ	1,305,000	1,378,100
High Street Funding Trust II 144A 4.682% 2/15/48 #	6,505,000	6,678,075
Marsh & McLennan 4.90% 3/15/49	5,170,000	5,728,362
MetLife 4.60% 5/13/46	3,725,000	4,066,055
Nationwide Mutual Insurance 144A 4.95% 4/22/44 #	2,010,000	2,078,776
Pacific Life Insurance 144A 4.30% 10/24/67 #µ	6,270,000	5,764,732
Progressive
4.125% 4/15/47	1,385,000	1,433,059
4.20% 3/15/48	2,045,000	2,151,412
Prudential Financial 4.35% 2/25/50	5,245,000	5,519,456
Swiss Re Finance Luxembourg 144A 5.00% 4/2/49 #µ	800,000	826,840
Voya Financial 4.70% 1/23/48 µ	2,010,000	1,770,452
Willis North America 5.05% 9/15/48	2,960,000	3,104,918
XLIT
5.054% (LIBOR03M + 2.458%)y•	1,260,000	1,227,511
5.50% 3/31/45	1,895,000	2,100,709
		65,371,870

NQ-464 [4/19] 6/19 (869653) 5

Schedule of investments
Delaware Extended Duration Bond Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Natural Gas - 3.43%
Brooklyn Union Gas 144A 4.273% 3/15/48 #	7,945,000	$8,192,465
CenterPoint Energy Houston Electric 4.25% 2/1/49	1,040,000	1,115,145
Piedmont Natural Gas 3.64% 11/1/46	6,300,000	5,689,442
Southern California Gas 4.30% 1/15/49	4,500,000	4,775,889
Southwest Gas 3.80% 9/29/46	2,150,000	1,992,398
		21,765,339
Technology - 1.87%
KLA-Tencor 5.00% 3/15/49	2,040,000	2,195,738
Oracle 4.00% 11/15/47	4,000,000	3,989,089
SS&C Technologies 144A 5.50% 9/30/27 #	1,590,000	1,633,725
Tencent Holdings 144A 3.975% 4/11/29 #	1,380,000	1,392,877
Texas Instruments 3.875% 3/15/39	2,560,000	2,615,309
		11,826,738
Transportation - 2.82%
Burlington Northern Santa Fe 4.15% 12/15/48	5,000,000	5,242,333
FedEx 4.05% 2/15/48	8,700,000	7,798,896
Norfolk Southern 4.15% 2/28/48	4,795,000	4,840,585
		17,881,814
Utilities - 0.40%
Aqua America 4.276% 5/1/49	2,525,000	2,535,659
		2,535,659
Total Corporate Bonds (cost $545,073,777)		556,052,488

Municipal Bonds – 2.96%
Chicago, Illinois O’Hare International Airport Third Lien
Revenue
(Build America Bonds - Direct Payment) Series B
6.395% 1/1/40	3,800,000	5,076,192
Long Island, New York Power Authority Electric System
Revenue
(Federally Taxable - Issuer Subsidy - Build America
Bonds) Series B 5.85% 5/1/41	3,600,000	4,396,284
Los Angeles, California Department of Water & Power
Revenue
(Federally Taxable - Direct Payment - Build America
Bonds) Series D 6.574% 7/1/45	2,225,000	3,211,699
Metropolitan Transportation Authority, New York Revenue
(Build America Bonds) Series A-2 6.089% 11/15/40	3,205,000	4,061,857

6 NQ-464 [4/19] 6/19 (869653)

	(Unaudited)

		Principal amount°	Value (US $)
	Municipal Bonds (continued)
	Oregon Department of Transportation Highway User Tax
	Revenue
	(Federally Taxable Build America Bonds) Subordinate
	Series A 5.834% 11/15/34	1,605,000	$2,039,554

	Total Municipal Bonds (cost $14,456,216)		18,785,586

	US Treasury Obligations – 4.09%
	US Treasury Bond
	3.00% 2/15/49	17,375,000	17,605,083
	US Treasury Notes
	2.125% 3/31/24	4,125,000	4,094,949
	2.625% 2/15/29	4,215,000	4,259,043
	Total US Treasury Obligations (cost $25,977,739)		25,959,075

		Number of shares
	Convertible Preferred Stock – 0.80%
	A Schulman 6.00% exercise price $52.33 y	1,597	1,624,947
	Bank of America 7.25% exercise price $50.00 y	1,360	1,795,894
	El Paso Energy Capital Trust I 4.75% exercise price
	$34.49, maturity date 3/31/28	31,809	1,627,030
	Total Convertible Preferred Stock
	(cost $5,033,083)		5,047,871

	Preferred Stock – 0.68%
	Bank of America 6.50% µ	1,500,000	1,643,925
	Morgan Stanley 5.55% µ	2,280,000	2,330,650
	USB Realty 144A 3.744% (LIBOR03M + 1.147%)#•	400,000	345,750
	Total Preferred Stock (cost $4,254,700)		4,320,325

Short	-Term Investments – 2.27%
	Money Market Mutual Funds - 2.27%
	BlackRock FedFund - Institutional Shares (seven-day
	effective yield 2.33%)	2,876,131	2,876,131
	Fidelity Investments Money Market Government Portfolio -
	Class I (seven-day effective yield 2.31%)	2,876,131	2,876,131
	GS Financial Square Government Fund - Institutional
	Shares (seven-day effective yield 2.36%)	2,876,131	2,876,131
	Morgan Stanley Government Portfolio - Institutional Share
Class	(seven-day effective yield 2.34%)	2,876,131	2,876,131
	State Street Institutional US Government Money Market
Fund	- Investor Class (seven-day effective yield 2.29%)	2,876,131	2,876,131
	Total Short-Term Investments (cost $14,380,655)		14,380,655

NQ-464 [4/19] 6/19 (869653) 7

Schedule of investments
Delaware Extended Duration Bond Fund (Unaudited)

Total Value of Securities – 98.81%
(cost $611,311,769)	$626,717,804
Receivables and Other Assets Net of Liabilities – 1.19% ★	7,560,505
Net Assets Applicable to 99,098,281 Shares Outstanding – 100.00%	$634,278,309

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At April 30, 2019, the aggregate value of Rule 144A securities was $88,063,621, which represents
13.88% of the Fund’s net assets.
★ Includes $365,000 cash collateral held for futures contracts as of April 30, 2019.

° Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

µ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2019.
Rate will reset at a future date.
y No contractual maturity date.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at
April 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M,
LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

The following futures contracts were outstanding at April 30, 2019:

Futures Contracts

Variation
		Notional		Value/	Margin
	Notional	Cost	Expiration	Unrealized	Due from
Contracts to Buy (Sell)	Amount	(Proceeds)	Date	Appreciation	Brokers

128 US Treasury Long Bonds	$18,876,000	$18,623,362	6/19/19	$252,638	$64,000

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amount presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the
Fund’s net assets.

Summary of abbreviations:
GS – Goldman Sachs
ICE – Intercontinental Exchange
LIBOR – London Interbank Offered Rate

8 NQ-464 [4/19] 6/19 (869653)

(Unaudited)

Summary of abbreviations (continued):
LIBOR03M – ICE LIBOR USD 3 Month
USD – US Dollar

NQ-464 [4/19] 6/19 (869653) 9

Schedule of investments
Delaware Floating Rate Fund	April 30, 2019 (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds – 6.75%
Banking - 1.34%
Barclays 8.00%µy	250,000	$263,750
Credit Suisse Group 144A 7.50%#µy	750,000	787,043
Royal Bank of Scotland Group 8.625%µy	1,000,000	1,077,500
		2,128,293
Basic Industry - 0.48%
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	500,000	530,937
Venator Finance 144A 5.75% 7/15/25 #	250,000	236,875
		767,812
Capital Goods - 0.32%
BWAY Holding 144A 7.25% 4/15/25 #	250,000	244,375
New Enterprise Stone & Lime 144A 10.125% 4/1/22 #	250,000	257,313
		501,688
Communications - 1.77%
Altice Luxembourg 144A 7.75% 5/15/22 #	1,800,000	1,838,249
Clear Channel Worldwide Holdings 144A 9.25% 2/15/24 #	500,000	539,375
Zayo Group 6.375% 5/15/25	426,000	435,053
		2,812,677
Consumer Cyclical - 0.51%
Scientific Games International
144A 8.25% 3/15/26 #	265,000	275,269
10.00% 12/1/22	272,000	287,300
William Lyon Homes 6.00% 9/1/23	250,000	248,750
		811,319
Consumer Non-Cyclical - 1.00%
Hadrian Merger 144A 8.50% 5/1/26 #	300,000	285,750
Prime Security Services Borrower 144A 5.25% 4/15/24 #	500,000	502,500
Tenet Healthcare 8.125% 4/1/22	750,000	803,033
		1,591,283
Energy - 0.64%
Chesapeake Energy 8.00% 1/15/25	250,000	254,375
Genesis Energy
6.00% 5/15/23	250,000	253,360
6.75% 8/1/22	500,000	508,980
		1,016,715
Financial Services - 0.15%
NFP 144A 6.875% 7/15/25 #	250,000	246,875
		246,875
Insurance - 0.51%
Acrisure 144A 7.00% 11/15/25 #	500,000	455,000
AssuredPartners 144A 7.00% 8/15/25 #	100,000	95,000

NQ-215 [4/19] 6/19 (869621) 1

Schedule of investments
Delaware Floating Rate Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)
HUB International 144A 7.00% 5/1/26 #	250,000	$252,813
		802,813
Utilities - 0.03%
Calpine 5.75% 1/15/25	42,000	41,685
		41,685
Total Corporate Bonds (cost $10,532,533)		10,721,160

Loan Agreements – 92.70%
Acrisure Tranche B 1st Lien 6.879% (LIBOR03M + 4.25%)
11/22/23 •	2,513,108	2,511,014
Adient US Tranche B 1st Lien 9.50% (LIBOR01M + 7.00%)
5/3/24 •	900,000	900,000
Air Medical Group Holdings Tranche B 1st Lien 5.723%
(LIBOR01M + 3.25%) 4/28/22 •	1,322,743	1,294,083
Alpha 3 Tranche B1 1st Lien 5.601% (LIBOR03M + 3.00%)
1/31/24 •	886,563	884,901
Altice France Tranche B11 1st Lien 5.233% (LIBOR01M +
2.75%) 7/31/25 •	1,935,500	1,887,113
Altice France Tranche B13 1st Lien 6.473% (LIBOR01M +
4.00%) 8/14/26 •	1,990,000	1,960,150
AMC Entertainment Holdings Tranche B1 1st Lien
0.00% 4/22/26 • X	1,615,000	1,621,048
American Airlines Tranche B 1st Lien 4.481% (LIBOR01M
+ 2.00%) 10/10/21 •	3,064,536	3,065,581
Applied Systems 2nd Lien 9.483% (LIBOR01M + 7.00%)
9/19/25 •	2,745,000	2,800,756
Applied Systems Tranche B 1st Lien 5.483% (LIBOR01M +
3.00%) 9/19/24 •	596,970	597,533
AssuredPartners Tranche B 1st Lien 5.733% (LIBOR01M +
3.25%) 10/22/24 •	2,319,014	2,307,999
Ball Metalpack Finco Tranche B 1st Lien 6.983%
(LIBOR01M + 4.50%) 7/31/25 •	751,407	753,286
Ball Metalpack Finco Tranche B 2nd Lien 11.233%
(LIBOR01M + 8.75%) 7/31/26 =•	293,000	278,350
Bausch Health Americas Tranche B 1st Lien 5.474%
(LIBOR01M + 3.00%) 6/1/25 •	875,929	879,556
Blue Ribbon 1st Lien 6.493% (LIBOR01M + 4.00%)
11/13/21 •	2,055,481	1,842,225
Boxer Parent Tranche B 1st Lien 6.851% (LIBOR03M +
4.25%) 10/2/25 •	1,296,750	1,290,590
Brooks Automation Tranche B 1st Lien 5.69% (LIBOR03M
+ 3.00%) 10/4/24 •	1,790,501	1,792,739

2 NQ-215 [4/19] 6/19 (869621)

(Unaudited)

	Principal amount°	Value (US $)
Loan Agreements (continued)
Builders FirstSource 1st Lien 5.601% (LIBOR03M +
3.00%) 2/29/24 •	466,189	$461,090
BWAY Holding Tranche B 1st Lien 5.854% (LIBOR03M +
3.25%) 4/3/24 •	1,023,541	1,013,050
Calpine Construction Finance 1st Lien 4.983% (LIBOR01M
+ 2.50%) 1/15/25 •	153,676	153,849
Calpine Tranche B9 1st Lien 5.34% (LIBOR03M + 2.75%)
4/1/26 •	1,000,000	1,004,286
CenturyLink Tranche B 1st Lien 5.233% (LIBOR01M +
2.75%) 1/31/25 •	812,713	808,903
Change Healthcare Holdings Tranche B 1st Lien 5.233%
(LIBOR01M + 2.75%) 3/1/24 •	587,074	587,651
Core & Main Tranche B 1st Lien 5.626% (LIBOR03M +
3.00%) 8/1/24 •	788,788	791,982
Crestwood Holdings Tranche B 1st Lien 9.99%
(LIBOR01M + 7.50%) 3/5/23 •	1,192,884	1,182,446
CSC Holdings 1st Lien 4.723% (LIBOR01M + 2.25%)
7/17/25 •	1,913,929	1,911,536
Datto 1st Lien 6.733% (LIBOR01M + 4.25%) 4/2/26 =•	2,000,000	2,022,500
Deerfield Dakota Holding 1st Lien 6.483% (LIBOR01M +
4.00%) 2/13/25 •	1,330,000	1,331,663
Deerfield Dakota Holding Tranche B 1st Lien 5.733%
(LIBOR01M + 3.25%) 2/13/25 •	1,035,902	1,028,348
Digicel International Finance Tranche B 1st Lien 5.88%
(LIBOR03M + 3.25%) 5/27/24 •	2,253,362	2,025,209
Drive Chassis Holdco 2nd Lien 10.834% (LIBOR03M +
8.25%) 4/16/26 •	1,665,000	1,602,563
DTZ US Borrower Tranche B 1st Lien 5.733% (LIBOR01M
+ 3.25%) 8/21/25 •	1,368,125	1,371,261
Dun & Bradstreet Tranche B 1st Lien 7.479% (LIBOR01M
+ 5.00%) 2/6/26 •	1,250,000	1,261,133
Edgewater Generation Tranche B 1st Lien 6.233%
(LIBOR01M + 3.75%) 12/13/25 •	1,968,450	1,979,523
Envision Healthcare Tranche B 1st Lien 6.233%
(LIBOR01M + 3.75%) 10/11/25 •	935,655	905,571
ESH Hospitality Tranche B 1st Lien 4.483% (LIBOR01M +
2.00%) 8/30/23 •	933,402	932,468
ExamWorks Group Tranche B1 1st Lien 5.733%
(LIBOR01M + 3.25%) 7/27/23 •	669,426	670,995
First Data 1st Lien 4.481% (LIBOR01M + 2.00%) 7/10/22 •	1,391,330	1,392,460
Frontier Communications Tranche B1 1st Lien 6.24%
(LIBOR01M + 3.75%) 6/15/24 •	1,714,456	1,675,881
Gardner Denver Tranche B1 1st Lien 5.233% (LIBOR01M
+ 2.75%) 7/30/24 •	381,327	382,624

NQ-215 [4/19] 6/19 (869621) 3

Schedule of investments
Delaware Floating Rate Fund (Unaudited)

	Principal amount°	Value (US $)
Loan Agreements (continued)
Gates Global Tranche B2 1st Lien 5.233% (LIBOR01M +
2.75%) 3/31/24 •	939,467	$942,403
Gentiva Health Services 1st Lien 6.25% (LIBOR01M +
3.75%) 7/2/25 =•	1,288,855	1,294,494
Gentiva Health Services 2nd Lien 9.50% (LIBOR01M +
7.00%) 7/2/26 •	900,000	926,437
GIP III Stetson I Tranche B 1st Lien 6.73% (LIBOR01M +
4.25%) 7/18/25 •	2,168,369	2,177,177
Gray Television Tranche C 1st Lien 4.977% (LIBOR01M +
2.50%) 1/2/26 •	1,930,163	1,938,003
Grizzly Finco Tranche B 1st Lien 5.85% (LIBOR03M +
3.25%) 10/1/25 •	841,441	845,451
HD Supply Tranche B5 1st Lien 4.233% (LIBOR01M +
1.75%) 10/17/23 •	1,825,825	1,831,302
Heartland Dental 1st Lien 6.233% (LIBOR01M + 3.75%)
4/30/25 •	1,799,996	1,775,621
H-Food Holdings 1st Lien 6.171% (LIBOR01M + 3.688%)
5/31/25 •	1,246,361	1,222,212
Hoya Midco Tranche B 1st Lien 5.983% (LIBOR01M +
3.50%) 6/30/24 •	2,139,098	2,127,065
HUB International Tranche B 1st Lien 5.336% (LIBOR03M
+ 2.75%) 4/25/25 •	1,885,750	1,869,397
Hyperion Insurance Group Tranche B 1st Lien 6.00%
(LIBOR01M + 3.50%) 12/20/24 •	1,763,152	1,767,553
JBS USA LUX Tranche B 1st Lien
0.00% 4/25/26 • X	1,600,000	1,605,429
4.98% (LIBOR01M + 2.50%) 10/30/22 •	1,072,448	1,074,267
Kronos 2nd Lien 10.986% (LIBOR03M + 8.25%) 11/1/24 •	887,000	918,599
Kronos Tranche B 1st Lien 5.736% (LIBOR03M + 3.00%)
11/1/23 •	959,602	962,667
Lucid Energy Group II Borrower 1st Lien 5.477%
(LIBOR01M + 3.00%) 2/18/25 •	556,000	545,575
Momentive Performance Materials USA Tranche B 1st Lien
0.00% 4/18/24 • X	2,395,000	2,404,728
MPH Acquisition Holdings Tranche B 1st Lien 5.351%
(LIBOR03M + 2.75%) 6/7/23 •	640,199	634,898
NCI Building Systems Tranche B 1st Lien 6.547%
(LIBOR03M + 3.75%) 4/12/25 •	1,099,690	1,088,006
Neiman Marcus Group 1st Lien 5.724% (LIBOR01M +
3.25%) 10/25/20 •	899,432	836,151
NFP Tranche B 1st Lien 5.483% (LIBOR01M + 3.00%)
1/8/24 •	2,525,564	2,496,889
Pacific Gas & Electric 1st Lien 4.75% (LIBOR01M +
2.25%) 12/31/20 •	1,010,000	1,012,210

4 NQ-215 [4/19] 6/19 (869621)

(Unaudited)

		Principal amount°	Value (US $)
Loan Agreements (continued)
Panda Stonewall Tranche B1 1st Lien 8.101% (LIBOR03M
+ 5.50%) 11/13/21 •		559,480	$548,290
Panther BF Aggregator 2 Tranche B 1st Lien
0.00% 4/30/26 • X		2,850,000	2,862,397
Penn National Gaming Tranche B1 1st Lien 4.733%
(LIBOR01M + 2.25%) 10/15/25 •		1,236,900	1,239,296
Perstorp Holding Tranche B 1st Lien 0.00% 2/26/26 • X		1,254,000	1,243,027
Radiate Holdco Tranche B 1st Lien 5.483% (LIBOR01M +
3.00%) 2/1/24 •		1,215,200	1,213,247
Refinitiv US Holdings Tranche B 1st Lien 6.233%
(LIBOR01M + 3.75%) 10/1/25 •		926,678	918,569
Revere Power Tranche B 1st Lien 6.791% (LIBOR02M +
4.25%) 3/29/26 •		1,164,777	1,156,041
Revere Power Tranche C 1st Lien 6.791% (LIBOR02M +
4.25%) 3/29/26 •		180,606	179,251
Russell Investments US Institutional Holdco Tranche B 1st
Lien 5.851% (LIBOR03M + 3.25%) 6/1/23 •		890,138	889,137
Sable International Finance Tranche B4 1st Lien 5.733%
(LIBOR01M + 3.25%) 1/31/26 •		992,747	998,399
Scientific Games International Tranche B5 1st Lien 5.233%
(LIBOR01M + 2.75%) 8/14/24 •		488,806	488,602
Sedgwick Claims Management Services Tranche B 1st
Lien 5.733% (LIBOR01M + 3.25%) 12/31/25 •		902,738	901,468
Servpro Borrower 1st Lien 0.00% 4/12/26 • X		225,000	225,422
Severin Acquisition 1st Lien 5.989% (LIBOR03M + 3.25%)
8/1/25	•	1,895,250	1,888,143
Sinclair Television Group Tranche B2 1st Lien 4.75%
(LIBOR01M + 2.25%) 1/3/24 •		586,500	587,230
Solenis International 1st Lien 6.629% (LIBOR03M +
4.00%) 6/26/25 •		1,350,090	1,352,115
Solenis International Tranche B 2nd Lien 11.129%
(LIBOR03M + 8.50%) 6/18/24 =•		1,080,000	1,069,200
Sprint Communications Tranche B 1st Lien
5.00% (LIBOR01M + 2.50%) 2/3/24 •		3,024,771	2,941,590
5.50% (LIBOR01M + 3.00%) 2/3/24 =•		997,500	970,069
SS&C European Holdings Tranche B4 1st Lien 4.733%
(LIBOR01M + 2.25%) 4/16/25 •		94,455	94,683
SS&C Technologies Tranche B3 1st Lien 4.733%
(LIBOR01M + 2.25%) 4/16/25 •		132,137	132,455
SS&C Technologies Tranche B5 1st Lien 4.733%
(LIBOR01M + 2.25%) 4/16/25 •		587,997	589,303
Stars Group Holdings Tranche B 1st Lien 6.101%
(LIBOR03M + 3.50%) 7/10/25 •		1,566,693	1,576,090
Summit Midstream Partners Holdings Tranche B 1st Lien
8.483% (LIBOR01M + 6.00%) 5/21/22 •		1,834,130	1,830,310

		NQ-215 [4/19] 6/19 (869621) 5

Schedule of investments
Delaware Floating Rate Fund (Unaudited)

		Principal amount°	Value (US $)
Loan Agreements (continued)
Surgery Center Holdings 1st Lien 5.74% (LIBOR01M +
3.25%) 8/31/24 •		975,069	$964,465
Tecta America 1st Lien 6.983% (LIBOR01M + 4.50%)
11/21/25 =•		1,830,413	1,812,108
Thor Industries Tranche B 1st Lien 6.313% (LIBOR01M +
3.75%) 2/1/26 •		960,617	945,608
Titan Acquisition Tranche B 1st Lien 5.483% (LIBOR01M +
3.00%) 3/28/25 •		2,404,128	2,318,481
TMS International Tranche B2 1st Lien 5.294% (LIBOR01M
+ 2.75%) 8/14/24 =•		894,183	895,279
TransDigm Tranche F 1st Lien 4.983% (LIBOR01M +
2.50%) 6/9/23 •		988,612	986,820
Trident TPI Holdings 1st Lien 5.733% (LIBOR01M +
3.25%) 10/5/24 •		1,343,804	1,316,927
Tronox Finance Tranche B 1st Lien 5.483% (LIBOR01M +
3.00%) 9/22/24 •		497,833	499,789
UFC Holdings Tranche B 1st Lien 9.50% (LIBOR01M +
7.00%) 4/29/26 •		900,000	905,625
Ultimate Software Group 1st Lien 0.00% 4/8/26 • X		2,360,000	2,380,650
United Rentals North America Tranche B 1st Lien 4.233%
(LIBOR01M + 1.75%) 10/31/25 •		1,268,625	1,272,272
Unitymedia Finance Tranche E 1st Lien 4.473%
(LIBOR01M + 2.00%) 6/1/23 •		1,500,000	1,498,242
UPC Financing Partnership Tranche AR 1st Lien 4.973%
(LIBOR01M + 2.50%) 1/15/26 •		303,911	304,376
Upfield USA Tranche B2 1st Lien 5.603% (LIBOR03M +
3.00%) 7/2/25 •		1,058,005	1,050,070
USI Tranche B 1st Lien 5.601% (LIBOR03M + 3.00%)
5/16/24	•	960,512	954,269
USIC Holdings 1st Lien 5.733% (LIBOR01M + 3.25%)
12/9/23	•	970,027	962,752
USS Ultimate Holdings 2nd Lien 10.233% (LIBOR01M +
7.75%) 8/25/25 •		1,250,000	1,231,250
USS Ultimate Holdings Tranche B 1st Lien 6.233%
(LIBOR01M + 3.75%) 8/25/24 •		985,000	987,586
Vantage Specialty Chemicals 2nd Lien 10.851%
(LIBOR03M + 8.25%) 10/26/25 •		890,000	863,300
Vantage Specialty Chemicals Tranche B 1st Lien 6.05%
(LIBOR03M + 3.50%) 10/28/24 •		538,802	532,740
Verscend Holding Tranche B 1st Lien 6.983% (LIBOR01M
+ 4.50%) 8/27/25 •		1,714,400	1,728,329
Vistra Operations Tranche B3 1st Lien 4.476% (LIBOR01M
+ 2.00%) 12/1/25 •		2,062,415	2,068,000
Visual Comfort Group 2nd Lien 10.483% (LIBOR01M +
8.00%) 2/28/25 =•		462,732	465,046

6 NQ-215 [4/19] 6/19 (869621)

(Unaudited)

	Principal amount°	Value (US $)
Loan Agreements (continued)
VVC Holding Tranche B 1st Lien 7.197% (LIBOR03M +
4.50%) 2/11/26 •	2,080,000	$2,096,249
Wand NewCo 3 Tranche B 1st Lien 5.977% (LIBOR01M +
3.50%) 2/5/26 •	1,655,000	1,668,965
Windstream Services 1st Lien 9.50% (LIBOR01M + 7.00%)
2/26/21 •	900,000	902,250
Wynn Resorts Tranche B 1st Lien 4.76% (LIBOR01M +
2.25%) 10/30/24 •	1,640,888	1,630,376
Zayo Group Tranche B2 1st Lien 4.733% (LIBOR01M +
2.25%) 1/19/24 •	1,225,000	1,226,627
Zekelman Industries 1st Lien 4.734% (LIBOR01M +
2.25%) 6/14/21 •	1,395,649	1,397,219
Total Loan Agreements (cost $147,213,265)		147,220,454

	Number of shares
Short-Term Investments – 7.09%
Money Market Mutual Funds - 7.09%
BlackRock FedFund - Institutional Shares (seven-day
effective yield 2.33%)	2,251,601	2,251,601
Fidelity Investments Money Market Government Portfolio -
Class I (seven-day effective yield 2.31%)	2,251,600	2,251,600
GS Financial Square Government Fund - Institutional
Shares (seven-day effective yield 2.36%)	2,251,600	2,251,600
Morgan Stanley Government Portfolio - Institutional Share
Class (seven-day effective yield 2.34%)	2,251,600	2,251,600
State Street Institutional US Government Money Market
Fund - Investor Class (seven-day effective yield 2.29%)	2,251,600	2,251,600
Total Short-Term Investments (cost $11,258,001)		11,258,001

Total Value of Securities – 106.54%
(cost $169,003,799)		169,199,615
Liabilities Net of Receivables and Other Assets – (6.54%)		(10,379,457)
Net Assets Applicable to 19,136,645 Shares Outstanding – 100.00%		$158,820,158

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At April 30, 2019, the aggregate value of Rule 144A securities was $6,547,374, which represents
4.12% of the Fund’s net assets.

= The value of this security was determined using significant unobservable inputs and is reported as a
Level 3 security.

° Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

µ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2019.
Rate will reset at a future date.

NQ-215 [4/19] 6/19 (869621) 7

Schedule of investments

Delaware Floating Rate Fund (Unaudited)

y No contractual maturity date.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at
April 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M,
LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

X This loan will settle after April 30, 2019, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.

Unfunded Loan Commitments

The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitments were outstanding at April 30, 2019:

	Principal
Borrower	Amount	Cost	Value
Heartland Dental
Tranche DD 1st Lien
3.75% (LIBOR03M + 3.75%) 4/30/25	$40,283	$40,283	$39,737
Pacific Gas & Electric
Tranche DD 1st Lien
1.125% (LIBOR04M + 1.125%) 12/31/20	335,315	335,315	337,737

Summary of Abbreviations:
GS – Goldman Sachs
ICE – Intercontinental Exchange
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR02M – ICE LIBOR USD 2 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR04M – ICE LIBOR USD 4 Month
LIBOR06M – ICE LIBOR USD 6 Month
USD – US Dollar

8 NQ-215 [4/19] 6/19 (869621)

Schedule of investments
Delaware High-Yield Opportunities Fund	April 30, 2019 (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds – 91.15%
Automotive - 0.30%
Allison Transmission 144A 5.875% 6/1/29 #	564,000	$581,625
		581,625
Banking - 4.38%
Ally Financial 8.00% 11/1/31	810,000	1,040,850
Barclays 8.00%µy	1,020,000	1,076,100
Credit Suisse Group
144A 6.25%#µy	950,000	971,586
144A 7.50%#µy	555,000	582,411
Popular 6.125% 9/14/23	1,260,000	1,313,550
Royal Bank of Scotland Group 8.625% µy	1,550,000	1,670,125
Synovus Financial 5.90% 2/7/29 µ	480,000	492,000
UBS Group Funding Switzerland 6.875%µy	1,270,000	1,315,267
		8,461,889
Basic Industry - 12.91%
BMC East 144A 5.50% 10/1/24 #	1,015,000	1,023,881
Boise Cascade 144A 5.625% 9/1/24 #	662,000	665,310
Cleveland-Cliffs 5.75% 3/1/25	1,495,000	1,489,394
CSN Resources 144A 7.625% 4/17/26 #	1,015,000	1,017,436
First Quantum Minerals
144A 7.25% 5/15/22 #	475,000	482,125
144A 7.50% 4/1/25 #	510,000	494,700
Freeport-McMoRan
5.45% 3/15/43	1,265,000	1,147,987
6.875% 2/15/23	925,000	979,344
Hudbay Minerals 144A 7.625% 1/15/25 #	1,020,000	1,065,900
IAMGOLD 144A 7.00% 4/15/25 #	1,230,000	1,260,750
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	1,465,000	1,555,647
Lennar 5.00% 6/15/27	560,000	572,425
M/I Homes 5.625% 8/1/25	1,200,000	1,183,500
New Enterprise Stone & Lime 144A 10.125% 4/1/22 #	1,167,000	1,201,135
Novelis 144A 6.25% 8/15/24 #	624,000	651,300
Olin 5.00% 2/1/30	985,000	978,844
Standard Industries 144A 6.00% 10/15/25 #	1,855,000	1,945,821
Steel Dynamics 5.00% 12/15/26	1,895,000	1,956,588
Tronox Finance 144A 5.75% 10/1/25 #	1,030,000	1,009,400
Venator Finance 144A 5.75% 7/15/25 #	1,740,000	1,648,650
William Lyon Homes 6.00% 9/1/23	1,165,000	1,159,175
Zekelman Industries 144A 9.875% 6/15/23 #	1,390,000	1,470,794
		24,960,106
Capital Goods - 4.86%
Anixter 144A 6.00% 12/1/25 #	1,050,000	1,118,250
Ardagh Packaging Finance 144A 6.00% 2/15/25 #	1,025,000	1,035,250

	NQ-137 [4/19] 6/19 (869267) 1

Schedule of investments
Delaware High-Yield Opportunities Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
Bombardier
144A 7.50% 3/15/25 #	995,000	$1,001,219
144A 7.875% 4/15/27 #	510,000	513,825
BWAY Holding 144A 7.25% 4/15/25 #	1,005,000	982,387
EnPro Industries 144A 5.75% 10/15/26 #	1,705,000	1,756,150
Intertape Polymer Group 144A 7.00% 10/15/26 #	1,020,000	1,045,500
TransDigm
144A 6.25% 3/15/26 #	1,155,000	1,205,531
6.375% 6/15/26	740,000	744,625
		9,402,737
Consumer Cyclical - 6.88%
AMC Entertainment Holdings 6.125% 5/15/27	1,900,000	1,778,875
Boyd Gaming 6.00% 8/15/26	1,450,000	1,511,625
ESH Hospitality 144A 5.25% 5/1/25 #	965,000	971,031
Golden Nugget 144A 8.75% 10/1/25 #	1,196,000	1,255,800
MGM Growth Properties Operating Partnership 144A
5.75% 2/1/27 #	1,445,000	1,522,669
MGM Resorts International 5.75% 6/15/25	1,075,000	1,142,187
Penske Automotive Group 5.50% 5/15/26	1,000,000	1,001,250
Scientific Games International
144A 8.25% 3/15/26 #	1,455,000	1,511,381
10.00% 12/1/22	1,463,000	1,545,294
William Carter 144A 5.625% 3/15/27 #	1,025,000	1,063,438
		13,303,550
Consumer Non-Cyclical - 2.09%
JBS USA LUX
144A 5.75% 6/15/25 #	180,000	185,400
144A 6.50% 4/15/29 #	675,000	717,187
144A 6.75% 2/15/28 #	1,055,000	1,119,619
Pilgrim’s Pride 144A 5.75% 3/15/25 #	935,000	953,700
Prestige Brands 144A 6.375% 3/1/24 #	1,025,000	1,063,437
		4,039,343
Energy - 14.22%
AmeriGas Partners
5.625% 5/20/24	588,000	615,930
5.875% 8/20/26	1,165,000	1,223,145
Cheniere Corpus Christi Holdings 7.00% 6/30/24	985,000	1,106,894
Cheniere Energy Partners 5.25% 10/1/25	1,555,000	1,591,931
Chesapeake Energy
7.00% 10/1/24	430,000	426,641
8.00% 1/15/25	955,000	971,713
Crestwood Midstream Partners 144A 5.625% 5/1/27 #	1,065,000	1,062,337

2 NQ-137 [4/19] 6/19 (869267)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Diamond Offshore Drilling 7.875% 8/15/25	1,525,000	$1,490,687
Ensco Rowan 7.75% 2/1/26	1,250,000	1,084,375
Genesis Energy 6.50% 10/1/25	1,575,000	1,586,813
Gulfport Energy 6.375% 1/15/26	1,550,000	1,344,625
Murphy Oil 6.875% 8/15/24	2,300,000	2,411,662
Murphy Oil USA 5.625% 5/1/27	1,475,000	1,541,375
Oasis Petroleum 144A 6.25% 5/1/26 #	1,050,000	1,021,125
Precision Drilling 144A 7.125% 1/15/26 #	1,870,000	1,888,700
Southwestern Energy 7.75% 10/1/27	1,780,000	1,811,150
Summit Midstream Holdings 5.75% 4/15/25	990,000	918,225
Targa Resources Partners
5.375% 2/1/27	1,215,000	1,239,300
5.875% 4/15/26	950,000	1,002,547
Transocean 144A 9.00% 7/15/23 #	1,375,000	1,476,406
Whiting Petroleum 6.625% 1/15/26	1,678,000	1,675,936
		27,491,517
Healthcare - 10.37%
Bausch Health 144A 5.50% 11/1/25 #	1,985,000	2,038,972
Charles River Laboratories International 144A
5.50% 4/1/26 #	2,275,000	2,385,906
Encompass Health
5.75% 11/1/24	835,000	849,613
5.75% 9/15/25	1,185,000	1,222,304
Hadrian Merger 144A 8.50% 5/1/26 #	1,095,000	1,042,987
HCA
5.375% 2/1/25	795,000	838,725
5.875% 2/15/26	1,490,000	1,605,013
5.875% 2/1/29	525,000	565,687
7.58% 9/15/25	690,000	793,500
Hill-Rom Holdings
144A 5.00% 2/15/25 #	590,000	603,275
144A 5.75% 9/1/23 #	780,000	812,175
MPH Acquisition Holdings 144A 7.125% 6/1/24 #	993,000	1,000,646
Surgery Center Holdings 144A 6.75% 7/1/25 #	540,000	504,900
Tenet Healthcare
5.125% 5/1/25	385,000	389,331
8.125% 4/1/22	2,015,000	2,157,481
Teva Pharmaceutical Finance Netherlands III
6.00% 4/15/24	1,430,000	1,455,940
WellCare Health Plans 144A 5.375% 8/15/26 #	1,690,000	1,774,162
		20,040,617

NQ-137 [4/19] 6/19 (869267) 3

Schedule of investments
Delaware High-Yield Opportunities Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Insurance - 4.28%
Acrisure 144A 7.00% 11/15/25 #	575,000	$523,250
AssuredPartners 144A 7.00% 8/15/25 #	2,185,000	2,075,750
HUB International 144A 7.00% 5/1/26 #	2,430,000	2,457,337
NFP 144A 6.875% 7/15/25 #	1,095,000	1,081,313
USI 144A 6.875% 5/1/25 #	2,130,000	2,127,338
		8,264,988
Media - 9.60%
Altice Luxembourg 144A 7.75% 5/15/22 #	1,975,000	2,016,969
CCO Holdings
144A 5.50% 5/1/26 #	25,000	25,863
144A 5.75% 2/15/26 #	1,815,000	1,903,481
144A 5.875% 5/1/27 #	1,480,000	1,541,050
Clear Channel Worldwide Holdings 144A 9.25% 2/15/24 #	1,315,000	1,418,556
CSC Holdings
6.75% 11/15/21	1,670,000	1,791,075
144A 7.50% 4/1/28 #	880,000	964,700
144A 7.75% 7/15/25 #	725,000	780,961
Entercom Media 144A 6.50% 5/1/27 #	335,000	342,537
Gray Television
144A 5.875% 7/15/26 #	995,000	1,027,964
144A 7.00% 5/15/27 #	1,145,000	1,239,105
Netflix 144A 5.375% 11/15/29 #	335,000	340,025
Radiate Holdco 144A 6.625% 2/15/25 #	1,547,000	1,527,663
Sirius XM Radio 144A 5.375% 4/15/25 #	1,600,000	1,646,000
Virgin Media Secured Finance 144A 5.25% 1/15/26 #	985,000	1,005,646
VTR Finance 144A 6.875% 1/15/24 #	951,000	987,851
		18,559,446
Real Estate - 0.27%
Realogy Group 144A 9.375% 4/1/27 #	510,000	531,037
		531,037
Services - 5.37%
Advanced Disposal Services 144A 5.625% 11/15/24 #	1,210,000	1,276,550
Ashtead Capital 144A 5.25% 8/1/26 #	965,000	1,007,219
Avis Budget Car Rental 144A 6.375% 4/1/24 #	360,000	375,750
Covanta Holding 6.00% 1/1/27	940,000	961,150
Iron Mountain US Holdings 144A 5.375% 6/1/26 #	1,770,000	1,761,150
Prime Security Services Borrower
144A 5.75% 4/15/26 #	485,000	491,669
144A 9.25% 5/15/23 #	348,000	367,427
Staples 144A 10.75% 4/15/27 #	675,000	687,656
TMS International 144A 7.25% 8/15/25 #	905,000	889,163

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(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Services (continued)
United Rentals North America
5.50% 5/15/27	875,000	$903,438
5.875% 9/15/26	865,000	906,088
6.50% 12/15/26	700,000	750,750
		10,378,010
Technology & Electronics - 3.93%
CDK Global 5.875% 6/15/26	1,945,000	2,056,837
CommScope 144A 8.25% 3/1/27 #	420,000	454,650
CommScope Technologies
144A 5.00% 3/15/27 #	565,000	528,981
144A 6.00% 6/15/25 #	910,000	927,654
Infor Software Parent 144A PIK 7.125% 5/1/21 #f	1,025,000	1,031,406
RP Crown Parent 144A 7.375% 10/15/24 #	1,537,000	1,604,244
SS&C Technologies 144A 5.50% 9/30/27 #	963,000	989,483
		7,593,255
Telecommunications - 7.61%
C&W Senior Financing 144A 7.50% 10/15/26 #	1,165,000	1,211,600
CenturyLink 7.50% 4/1/24	465,000	500,749
Cincinnati Bell 144A 7.00% 7/15/24 #	1,130,000	1,048,109
Frontier Communications 144A 8.00% 4/1/27 #	964,000	998,945
Level 3 Financing 5.375% 5/1/25	1,915,000	1,955,407
Sprint
7.125% 6/15/24	910,000	914,266
7.625% 3/1/26	595,000	595,922
7.875% 9/15/23	1,540,000	1,605,450
Sprint Capital 8.75% 3/15/32	470,000	494,675
T-Mobile USA
6.00% 4/15/24	1,460,000	1,527,525
6.50% 1/15/26	1,070,000	1,147,254
Vodafone Group 7.00% 4/4/79 µ	680,000	715,635
Zayo Group 6.375% 5/15/25	1,959,000	2,000,629
		14,716,166
Transportation - 1.21%
Avolon Holdings Funding
144A 4.375% 5/1/26 #	675,000	671,855
144A 5.25% 5/15/24 #	525,000	550,111
DAE Funding 144A 5.75% 11/15/23 #	1,060,000	1,113,000
		2,334,966
Utilities - 2.87%
Calpine
5.75% 1/15/25	685,000	679,863
144A 5.875% 1/15/24 #	1,650,000	1,687,125

	NQ-137 [4/19] 6/19 (869267) 5

Schedule of investments
Delaware High-Yield Opportunities Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Utilities (continued)
Southern California Edison 4.875% 3/1/49	510,000	$542,884
Vistra Operations
144A 5.50% 9/1/26 #	1,970,000	2,034,025
144A 5.625% 2/15/27 #	595,000	612,850
		5,556,747
Total Corporate Bonds (cost $173,430,128)		176,215,999

Loan Agreements – 6.11%
Air Medical Group Holdings Tranche B 1st Lien 5.723%
(LIBOR01M + 3.25%) 4/28/22 •	831,560	813,542
Applied Systems 2nd Lien 9.483% (LIBOR01M + 7.00%)
9/19/25 •	2,270,000	2,316,108
Blue Ribbon 1st Lien 6.493% (LIBOR01M + 4.00%)
11/13/21 •	475,747	426,388
First Data Tranche A 1st Lien 0.00% 10/26/23 • X	1,460,000	1,459,311
Frontier Communications Tranche B1 1st Lien 6.24%
(LIBOR01M + 3.75%) 6/15/24 •	509,271	497,812
Kronos 2nd Lien 10.986% (LIBOR03M + 8.25%) 11/1/24 •	883,000	914,457
Panther BF Aggregator 2 Tranche B 1st Lien
0.00% 4/30/26 • X	975,000	979,241
Solenis International Tranche B 2nd Lien 11.129%
(LIBOR03M + 8.50%) 6/18/24 =•	1,130,000	1,118,700
Stars Group Holdings Tranche B 1st Lien 0.00% 7/10/25 •
X	1,000,000	1,005,998
Summit Midstream Partners Holdings Tranche B 1st Lien
8.483% (LIBOR01M + 6.00%) 5/21/22 •	525,525	524,430
Vantage Specialty Chemicals 2nd Lien 10.851%
(LIBOR03M + 8.25%) 10/26/25 •	560,000	543,200
Verscend Holding Tranche B 1st Lien 6.983% (LIBOR01M
+ 4.50%) 8/27/25 •	1,213,900	1,223,763
Total Loan Agreements (cost $11,809,323)		11,822,950

	Number of shares
Common Stock – 0.00%
Century Communications =†	4,250,000	0
Total Common Stock (cost $128,662)		0

Short-Term Investments – 4.30%
Money Market Mutual Funds - 4.30%
BlackRock FedFund - Institutional Shares (seven-day
effective yield 2.33%)	1,661,676	1,661,676

6 NQ-137 [4/19] 6/19 (869267)

(Unaudited)

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Fidelity Investments Money Market Government Portfolio -
Class I (seven-day effective yield 2.31%)	1,661,676	$1,661,676
GS Financial Square Government Fund - Institutional
Shares (seven-day effective yield 2.36%)	1,661,676	1,661,676
Morgan Stanley Government Portfolio - Institutional Share
Class (seven-day effective yield 2.34%)	1,661,676	1,661,676
State Street Institutional US Government Money Market
Fund - Investor Class (seven-day effective yield 2.29%)	1,661,676	1,661,676
Total Short-Term Investments (cost $8,308,380)		8,308,380
Total Value of Securities – 101.56%
(cost $193,676,493)		196,347,329
Liabilities Net of Receivables and Other Assets – (1.56%)		(3,022,960)
Net Assets Applicable to 52,081,411 Shares Outstanding – 100.00%		$193,324,369

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
At April 30, 2019, the aggregate value of Rule 144A securities was $100,146,854, which represents
51.80% of the Fund’s net assets.
f PIK. 100% of the income received was in the form of cash.

= The value of this security was determined using significant unobservable inputs and is reported as a
Level 3 security.

° Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

µ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2019.
Rate will reset at a future date.
y No contractual maturity date.

† Non-income producing security.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at
April 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M,
LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

X This loan will settle after April 30, 2019, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.

NQ-137 [4/19] 6/19 (869267) 7

Schedule of investments

Delaware High-Yield Opportunities Fund (Unaudited)

Summary of abbreviations:
GS – Goldman Sachs
ICE – Intercontinental Exchange
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
PIK – Pay-in-kind
USD – US Dollar

8 NQ-137 [4/19] 6/19 (869267)